485APOS		File Nos. 333-171428
Allianz Vision New York (POS)		811-05716
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	5	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	150	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 1005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
X	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on __________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: January 2, 2012
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

EXPLANATORY NOTE

Registrant is filing this post-effective amendment solely to make the following changes to post-effective amendment  no. 4 to this registration statement (“prior post-effective amendment”):

•	To remove the following language from the facing sheet of the prior post-effective amendment filing:

Parts A and B were filed in Registrant's Pre-effective Amendment No. 1 to Form N-4 (File Nos. 333-171427 and 811-05618) on April 7, 2011 and are incorporated by reference.  Supplements to Part A, dated June 20, 2011 and September 19, 2011 are incorporated by reference.

•
To indicate the following changes for the prospectus and statement of additional information contained in the prior post-effective amendment filing, which will be reflected in definitive versions thereof filed pursuant to Rule 497(c):

1.	Change the date of the prospectus to read as follows: Dated: January 2, 2012

2.	Revise the disclosure on page 2 of the prospectus under the heading “Optional Benefits That Are No Longer Available” to read as follows:

Optional Benefits That Are No Longer Available

Prospectus Appendix C includes information on features and charges for the following benefits that will not be offered after January 22, 2012.

Appendix	Benefit No Longer Available	Available From	Available Through
C	Income Protector (05.11)	May 2, 2011	January 22, 2012
	Investment Protector (05.11)	May 2, 2011	January 22, 2012

3.	Change the disclosure under “Selecting Income Focus” as follows:

SELECTING INCOME FOCUS

For Contracts issued on or after January 23, 2012 you can select Income Focus at issue or, if available, on any Quarterly Anniversary during the Accumulation Phase once the younger Covered Person reaches age 45 and before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2, Ownership. Income Focus is not available for Contracts issued before January 23, 2012.

4.	Change the first sentence under each of “Income Protector” and “Investment Protector” under Appendix C as follows:

APPENDIX C – PREVIOUS VERSION OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

INCOME PROTECTOR

Income Protector (05.11) -- available from May 2, 2011 through January 22, 2012.

INVESTMENT PROTECTOR

Investment Protector (05.11) -- available from May 2, 2011 through January 22, 2012.

5.	Change the date of the Statement of Additional Information to read as follows: Dated: January 2, 2012.

In all other respects, the registration statement, as amended, remains the same.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 30th day of December, 2011.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

By: GARY C. BHOJWANI*
Gary C. Bhojwani
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of December, 2011.

Signature	Title
Gary C. Bhojwani*	Chairman of the Board and Chief Executive Officer
Giulio Terzariol*	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert*	Director
Eugene T. Wilkinson*	Director
John O. Esch*	Director, Vice President and Appointed Actuary
Thomas P. Burns*	Director and President
Yvonne K. Franzese*	Director

*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel